Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

2. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per common share for our Common and Class B common stock:

Years Ended December 31,	2011	2010	2009
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$90,450	$80,760	$43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	6,045	4,775	3,320

Earnings allocated to Watsco, Inc. shareholders	$84,405	$75,985	$39,994

Weighted-average Common and Class B common shares outstanding for basic earnings per share	30,678,206	30,467,212	28,223,275
Basic earnings per share for Common and Class B common stock	$2.75	$2.49	$1.42
Allocation of earnings for Basic:
Common stock	$76,574	$68,856	$35,963
Class B common stock	7,831	7,129	4,031

	$84,405	$75,985	$39,994

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$90,450	$80,760	$43,314
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	6,042	4,772	3,320

Earnings allocated to Watsco, Inc. shareholders	$84,408	$75,988	$39,994

Weighted-average Common and Class B common shares outstanding for basic earnings per share	30,678,206	30,467,212	28,223,275
Effect of dilutive stock options	75,085	111,396	298,162

Weighted-average Common and Class B common shares outstanding for diluted earnings per share	30,753,291	30,578,608	28,521,437

Diluted earnings per share for Common and Class B common stock	$2.74	$2.49	$1.40

Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year and adjusts for the dilutive effects of outstanding stock options using the treasury stock method; therefore, no allocation of earnings to Class B common stock is required. As of December 31, 2011, 2010 and 2009, our outstanding Class B common stock was convertible into 2,846,334, 2,858,592 and 2,844,935 shares of our Common stock, respectively.

Diluted earnings per share excluded 33,511, 129,641 and 217,832 shares for the years ended December 31, 2011, 2010 and 2009, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.